SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Other Accounts Payables and Accruals
	December, 31
	2020	2021

Accrued expenses	$3,250	1,685
Employees payables	812	754
Institutions	26	3,625
Refundable upfront payment	-	4,000
Other	-	81
	$4,088	$10,145